Depreciation Amortization and Impairment - Schedule of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	10.52%	12.55%
Recoverable amount/Carrying value	158.32%	145.80%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates		16.90%
Recoverable amount/Carrying value		134.43%